Contract Amounts of Foreign Exchange Contracts (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
To sell foreign currencies	¥ 391,455	¥ 466,361
To buy foreign currencies	¥ 75,016	¥ 48,686